Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Deferred Tax Assets (Liabilities)

The components of the Company's deferred tax assets (liabilities) at December 31, 2014 and 2013 were as follows:

	December 31,	December 31,
	2014	2013
	(U.S. $ in thousands)
Current deferred tax assets:
Inventory related	$11,878	$9,309
Tax losses carry forward	263	3,773
Deferred revenue	2,272	612
Allowance for doubtful accounts	430	462
Research and development credit carryforward	2,009	475
Reserve for warranty expenses	373	67
Provision for employee related obligations	6,505	1,219
Issuance costs	541	431
Foreign currency losses	1,260	-
Other	166	153
Current deferred tax assets	$25,697	$16,501
Long-term deferred tax assets:
Tax losses carry forward and other	279	407
Foreign currency losses	-	358
Stock-based compensation expense	-	586
Long-term deferred tax assets	$279	$1,351
Current deferred tax liabilities
Issuance costs	-	(112)
Current deferred tax liabilities	$-	$(112)
Long-term deferred tax assets:
Stock-based compensation expense	$5,673	$903
Tax losses carry forward	35,362	8,311
Depreciation	3,907	579
Research and developmen credit carryforward	-	1,904
Issuance costs	-	478
Foreign tax credit	-	893
Provision for employee related obligations	3,011	-
Other Carryforwards	1,266	-
Other	128	367
Long-term deferred tax assets	49,347	13,435
Long-term deferred tax liabilities:
Intangibles	(103,541)	(115,248)
Issuance costs	-	(430)
Depreciation	(1,556)	(3,658)
Valuation allowance	(85)	-
Long-term deferred tax liabilities	$(105,182)	$(119,336)

Total long-term deferred tax liabilities, net	$(55,835)	$(105,901)

Schedule of Income (loss) before Income Taxes

 Income (loss) before income taxes for the years ended December 31, 2014, 2013 and 2012 was as follows:

	2014	2013	2012
	(U.S. $ in thousands)
Domestic (1)	$25,903	$(13,391)	$23,274
Foreign	(180,621)	(15,990)	(4,764)
	$(154,718)	$(29,381)	$18,510

Schedule of Components of Income Tax Expense (Benefit)

The components of income tax (benefit) for the years ended December 31, 2014, 2013 and 2012 were as follows:

	2014	2013	2012
	(U.S. $ in thousands)
Current
Domestic (2)	$10,650	$14,714	$12,319
Foreign	7,989	1,914	1,445
	18,639	16,628	13,764
Deferred
Domestic (2)	(5,177)	(9,428)	(3,113)
Foreign	(48,710)	(9,674)	(964)
	(53,887)	(19,102)	(4,077)
Total income taxes	$(35,248)	$(2,474)	$9,687

Schedule of Reconciliation of Income Tax Rate

A reconciliation of the statutory federal income tax rate and the effective tax rate for the years ended December 31, 2014, 2013, and 2012 is set forth below:

	2014	2013	2012
Statutory rate (3)	26.5%	25.0%	35.0%
Approved and Privileged enterprise benefits	3.7	6.0	-
State income taxes, net of
federal benefit	-	-	2.5
Goodwill impairment	(17.3)	-	-
MakerBot earn-out revaluation	3.1	-	-
Stock compensation expense	(3.7)	(17.3)	3.4
Manufacturing deduction	-	-	(5.9)
Tax contingencies	1.6	(12.1)	(3.5)
Non-deductible acquisition expenses	(0.1)	(4.8)	12.9
Earning taxed under foreign law	9.6	13.2	3.4
Other	(0.7)	(1.6)	4.5
Effective income tax rate	22.8%	8.4%	52.3%

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012
	(U.S. $ in thousands)
Balance at beginning of year	$10,346	$4,041	$1,598
Additions for tax positions related to the current year	2,705	3,997	455
Additions for tax positions related to previous years	734	2,562	14
Reduction of reserve for statute expirations	(5,233)	(254)	(1,156)
Addition from the Stratasys-Objet merger	-	-	3,130
Balance at end of year	$8,552	$10,346	$4,041